10. Net Loss per Share (Details 1) - shares	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Outstanding stock options and common stock warrants	106,743,667	94,404,931	81,141,892	50,965,399
Outstanding stock options and common stock warrants exerciseble	99,323,032	89,019,937	77,115,120	46,038,190
Stock Option [Member]
Outstanding stock options and common stock warrants	4,000,000	4,000,000	4,000,000	10,000,000
Common stock warrants [Member]
Outstanding stock options and common stock warrants	71,175,986	59,932,917	51,317,075	29,651,275
Common stock issuable [Member]
Outstanding stock options and common stock warrants	7,420,635	821,364	390,412	701,018
Common stock issuable warrants [Member]
Outstanding stock options and common stock warrants				226,191
Convertible notes [Member]
Outstanding stock options and common stock warrants	20,169,776	19,287,020	15,698,045	3,586,915
Convertible preferred stock [Member]
Outstanding stock options and common stock warrants	4,377,270	9,436,360	6,100,000	6,800,000
Convertible preferred stock issuable [Member]
Outstanding stock options and common stock warrants		927,270	3,636,360